EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2018
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
	Buck Creek Complex US$000	Arkoma Coal Project US$000	Total US$000

2018
Net book value at July 1, 2017	-	-	-
Net book value at June 30, 2018	-	-	-

2017
Net book value at July 1, 2016	17,037	507	17,544
Additions	329	13	342
Impairment charges [1]	-	(520)	(520)
Transfer to ‘mine development properties’	(15,336)	-	(15,336)
Transfer to ‘advance royalties’	(2,030)	-	(2,030)
Net book value at June 30, 2017 [2]	-	-	-
Notes:

[1]
During the 2017 financial year, the Group made a decision to impair the accumulated exploration and evaluation expenditures associated with its Arkoma Coal Project on the basis that these costs are unlikely to be recouped through successful development and commercial exploitation.

[2]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.